Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfassallcfund-20180618_SupplementTextBlock

SUPPLEMENT TO THE CLASS R PROSPECTUS
 OF WELLS FARGO ALLOCATION FUNDS
For the Wells Fargo Asset Allocation Fund (the "Fund")

Effective immediately, the Fund's Annual Fund Operating Expenses and Example of Expenses tables in the section entitled "Fund Summary - Fees and Expenses" are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.26%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	1.53%
Fee Waivers	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.38%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The Manager has contractually committed through August 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from funds in which the master portfolios invest, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$141
3 Years	$469
5 Years	$820
10 Years	$1,811

Effective immediately, the Fund's Average Annual Total Return table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Average Annual Total Returns for the periods ended 12/31/2016[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	10/10/2003	4.43%	3.93%	2.97%
Asset Allocation Blended Index[2] (reflects no deduction for fees, expenses, or taxes)		6.17%	6.98%	4.12%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		2.65%	2.23%	4.34%
MSCI ACWI ex USA Index (net) (reflects no deduction for fees, expenses, or taxes)		4.50%	5.00%	0.96%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		12.74%	14.67%	7.07%
MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)		7.86%	9.36%	3.56%
1.	Historical performance prior to July 19, 2010, is based on the performance of the Fund's predecessor, Evergreen Asset Allocation Fund.
2.
Effective June 16, 2018, the Fund's Index was renamed the Asset Allocation Blended Index and the composition of the index was changed to 45% Russell 3000 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 20% MSCI All Country World ex-USA Index. Prior to June 16, 2018 it was comprised of 65% MSCI ACWI and 35% BBABI and prior to May 1, 2007 was comprised of 48.75% S&P 500, 16.25% MSCI ACWI ex-USA and 35% BBABI.

(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Asset Allocation Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[2]
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Asset Allocation Fund) | Asset Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.17%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.98%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.12%	[3]
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Asset Allocation Fund) | Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Asset Allocation Fund) | MSCI ACWI ex USA Index (net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.50%
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	0.96%
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Asset Allocation Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Asset Allocation Fund) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	9.36%
10 Years	rr_AverageAnnualReturnYear10	3.56%
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Asset Allocation Fund) | Class R
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.38%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 141
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	820
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,811
1 Year	rr_AverageAnnualReturnYear01	4.43%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	2.97%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2003

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Historical performance prior to July 19, 2010, is based on the performance of the Fund's predecessor, Evergreen Asset Allocation Fund.
[3]	Effective June 16, 2018, the Fund's Index was renamed the Asset Allocation Blended Index and the composition of the index was changed to 45% Russell 3000 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 20% MSCI All Country World ex-USA Index. Prior to June 16, 2018 it was comprised of 65% MSCI ACWI and 35% BBABI and prior to May 1, 2007 was comprised of 48.75% S&P 500, 16.25% MSCI ACWI ex-USA and 35% BBABI.
[4]	The Manager has contractually committed through August 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from funds in which the master portfolios invest, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.